Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none